SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Subtotal	$ 47,926,256	$ 47,809,221	$ 45,405,932
Less accumulated depreciation	(14,823,958)	(11,961,211)	(7,974,269)
Property and equipment, net	33,102,298	35,848,010	37,431,663
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	19,904,507	19,658,607	18,467,955
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	6,128	6,128	6,128
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	21,613,488	21,742,353	20,679,716
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	2,036,384	2,036,384	1,886,384
Land [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	3,641,579	3,641,579	3,641,579
Building [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 724,170	$ 724,170	$ 724,170